Annual Fund Operating Expenses	Dec. 23, 2025
Unlimited HFEQ Equity Long/Short ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.01%	[1],[2]
Expenses (as a percentage of Assets)	0.96%	[1]
Unlimited HFGM Global Macro ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.06%	[3],[4]
Expenses (as a percentage of Assets)	1.01%	[3]
Unlimited HFEV Event Driven ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[5]
Distribution and Service (12b-1) Fees	0.00%	[5]
Other Expenses (as a percentage of Assets):	0.00%	[5],[6]
Acquired Fund Fees and Expenses	0.11%	[5],[6],[7]
Expenses (as a percentage of Assets)	1.06%	[5]
Unlimited HFFI Fixed Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[8]
Distribution and Service (12b-1) Fees	0.00%	[8]
Other Expenses (as a percentage of Assets):	0.00%	[8],[9]
Acquired Fund Fees and Expenses	0.24%	[8],[9],[10]
Expenses (as a percentage of Assets)	1.19%	[8]
Unlimited HFEM Emerging Markets ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[11]
Distribution and Service (12b-1) Fees	0.00%	[11]
Other Expenses (as a percentage of Assets):	0.00%	[11],[12]
Acquired Fund Fees and Expenses	0.04%	[11],[12],[13]
Expenses (as a percentage of Assets)	0.99%	[11]
Unlimited HFMF Managed Futures ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[14]
Distribution and Service (12b-1) Fees	0.00%	[14]
Other Expenses (as a percentage of Assets):	0.00%	[14]
Acquired Fund Fees and Expenses	0.02%	[14],[15]
Expenses (as a percentage of Assets)	0.97%	[14]
Unlimited Ultra HFND Multi-Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[16]
Distribution and Service (12b-1) Fees	0.00%	[16]
Other Expenses (as a percentage of Assets):	0.00%	[16],[17]
Acquired Fund Fees and Expenses	0.08%	[16],[17],[18]
Expenses (as a percentage of Assets)	1.03%	[16]
Unlimited Low-Beta HFND Multi-Strategy ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[19]
Distribution and Service (12b-1) Fees	0.00%	[19]
Other Expenses (as a percentage of Assets):	0.00%	[19],[20]
Acquired Fund Fees and Expenses	0.08%	[19],[20],[21]
Expenses (as a percentage of Assets)	1.03%	[19]
Unlimited HFND Multi-Strategy Return Tracker ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[22]
Distribution and Service (12b-1) Fees	0.00%	[22]
Component1 Other Expenses	0.00%	[22]
Component2 Other Expenses	0.00%	[22],[23]
Acquired Fund Fees and Expenses	0.12%	[22],[23]
Expenses (as a percentage of Assets)	1.07%	[22],[23]

[1]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[3]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[5]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[6]	Based on estimated amounts for the current fiscal year.
[7]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[8]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[9]	Based on estimated amounts for the current fiscal year.
[10]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[11]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[12]	Based on estimated amounts for the current fiscal year.
[13]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[14]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[15]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[16]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[17]	Based on estimated amounts for the current fiscal year.
[18]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[19]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[20]	Based on estimated amounts for the current fiscal year.
[21]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[22]	The Fund’s investment adviser, Tidal Investments LLC (“Tidal” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[23]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratio in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE. Total Annual Fund Operating Expenses also do not correlate to the expense ratio in the Fund’s Financial Highlights because Dividends and Interest Expense on Short Positions has been restated to reflect a change in the types of instruments traded by the Fund in seeking to achieve its principal investment strategies, and are estimated to reflect fees for the current fiscal year.